Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized	[1]	22,024,624	22,024,624
Ordinary shares, shares issued	[1]	1,110,907	1,013,163
Ordinary shares, shares outstanding	[1]	1,110,907	1,013,163
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0015	$ 0.0015
Ordinary shares, shares authorized	[1]	642,043	642,043
Ordinary shares, shares outstanding	[1]	642,043	642,043

[1]	The shares and per share data are presented on a retroactive basis to reflect the reverse stock split.